CONDENSED FINANCIAL INFORMATION-PARENT COMPANY ONLY	12 Months Ended
Dec. 31, 2012
CONDENSED FINANCIAL INFORMATION-PARENT COMPANY ONLY [Abstract]
CONDENSED FINANCIAL INFORMATION-PARENT COMPANY ONLY
NOTE 19—CONDENSED FINANCIAL INFORMATION- PARENT COMPANY ONLY

Condensed financial information for TF Financial Corporation (parent company only) follows:

BALANCE SHEETS
	At December 31,
	2012	2011
	(in thousands)
ASSETS
Cash	$2,031	$1,414
Investment in 3rd Fed	78,032	73,117
Investment in Penns Trail Development	1,077	1,087
Notes receivable ESOP	1,208	1,352
Other assets	723	465
Total assets	$83,071	$77,435

LIABILITIES AND STOCKHOLDERS' EQUITY
Total liabilities	$126	$27
Stockholders' equity	82,945	77,408
Total liabilities and stockholders' equity	$83,071	$77,435

STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
	For the year ended December 31,
	2012	2011
	(in thousands)
INCOME
Equity in earnings of subsidiaries	$5,963	$4,432
Interest and dividend income	22	6
Total income	5,985	4,438
EXPENSES
Other	602	509
Total expenses	602	509
NET INCOME	5,383	3,929
Total other comprehensive income (2)	224	135
Total comprehensive income	$5,607	$4,064

(2)	See Consolidated Statements of Comprehensive Income for other comprehensive income detail.

STATEMENTS OF CASH FLOWS

	For the year ended December 31,
	2012	2011
	(in thousands)
Cash flows from operating activities
Net income	$5,383	$3,929
Adjustments to reconcile net income to net cash used in operating activities
Stock compensation plans	176	114
Equity in earnings of subsidiaries	(5,963)	(4,432)
Net change in assets and liabilities	(16)	(300)
Net cash used in operating activities	(420)	(689)

Cash flows from investing activities
Capital distribution from subsidiaries	1,600	1,548
Net cash provided by investing activities	1,600	1,548

Cash flows from financing activities
Common stock dividends paid	(543)	(534)
Treasury stock acquired	—	(122)
Exercise of stock options	7	211
Deferred tax adjustment arising from stock compensation	(27)	—
Tax benefit arising from stock compensation	—	3
Net cash used in financing activities	(563)	(442)
NET INCREASE IN CASH	617	417
Cash at beginning of year	1,414	997
Cash at end of year	$2,031	$1,414